Investments in Equity Affiliates, Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment in Equity Affiliates
Investment in Equity Affiliates	$ 23,653	$ 33,949
Assets:
Cash and cash equivalents	62,723	54,599
Real estate assets	887,678	962,125
Other assets	192,319	170,963
Total assets	1,142,720	1,187,687
Liabilities:
Notes payable	1,059,905	1,084,220
Other liabilities	50,849	29,719
Total liabilities	1,110,754	1,113,939
Stockholders' equity Arbor	23,653	33,371
Stockholders' equity	8,313	40,377
Total stockholders' equity	31,966	73,748
Total liabilities and equity	1,142,720	1,187,687
Arbor Residential Investor LLC
Investment in Equity Affiliates
Investment in Equity Affiliates	19,193	28,917
Assets:
Cash and cash equivalents	26,419	21,257
Real estate assets	303,098	360,412
Other assets	137,782	125,941
Total assets	467,299	507,610
Liabilities:
Notes payable	357,410	380,468
Other liabilities	34,964	13,329
Total liabilities	392,374	393,797
Stockholders' equity Arbor	19,193	28,917
Stockholders' equity	55,732	84,896
Total stockholders' equity	74,925	113,813
Total liabilities and equity	467,299	507,610
Other
Assets:
Cash and cash equivalents	36,304	33,342
Real estate assets	584,580	601,713
Other assets	54,537	45,022
Total assets	675,421	680,077
Liabilities:
Notes payable	702,495	703,752
Other liabilities	15,885	16,390
Total liabilities	718,380	720,142
Stockholders' equity Arbor	4,460	4,454
Stockholders' equity	(47,419)	(44,519)
Total stockholders' equity	(42,959)	(40,065)
Total liabilities and equity	$ 675,421	680,077
Issuers of Junior Subordinated Notes
Investment in Equity Affiliates
Equity Investment		600
Investment in Equity Affiliates		$ 578